Employee Benefit Plan, Tax Status (Details)	12 Months Ended
Dec. 31, 2025
XCEL NMC SRP
EBP, Tax Status [Line Items]
EBP, Tax Status
The IRS has determined and informed Xcel Energy by a letter dated May 24, 2017, that the Plan meets the requirements of Section 401(a) of the Internal Revenue Code (IRC) of 1986, as amended. Xcel Energy believes that the Plan is currently designed and is currently being operated in compliance with the applicable requirements of the IRC and that the Plan continues to be tax-exempt. Therefore, no provision for income taxes has been included in the Plan’s financial statements.